Condensed Consolidated Interim Statements of Financial Position (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Statement of financial position [abstract]
Deferred commitment fee, net of amortization	$ 450	$ 61